ENTITY-WIDE DISCLOSURE (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	$ 46,270	$ 47,508	$ 38,954
Total revenues - services	41,652	37,889	40,801
Long-lived assets - sale of products	8,417	8,528	9,103
Long-lived assets - service revenues	4,493	4,325	5,340
Number of customers accounting for more than 10% of total net revenue
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	18,043	18,945	23,223
Total revenues - services	468	384	410
Long-lived assets - sale of products	8,417	8,528	9,103
Long-lived assets - service revenues
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	17,023	20,975	7,193
Total revenues - services	25,648	24,029	25,582
Long-lived assets - sale of products
Long-lived assets - service revenues	4,493	4,325	5,340
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	4,604	3,264	2,971
Long-lived assets - sale of products
Netherland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - services	3,303	4,378	3,750
Long-lived assets - service revenues
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	2,402	2,784	2,596
Total revenues - services	4,624	3,875	4,823
Long-lived assets - sale of products
Long-lived assets - service revenues
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	4,198	1,540	2,971
Total revenues - services	7,609	5,223	6,236
Long-lived assets - sale of products
Long-lived assets - service revenues